PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (26,305)	$ (52,572)
Property and equipment, net	48,339	35,381
Depreciation	5,266	5,832	$ 11,121
Digital display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	26,049	49,427
Gas station display network equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	33,412	23,261
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	9,959	10,367
Computer and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	3,140	2,717
Vehicle[Member]
Property, Plant and Equipment [Line Items]
Property and equipment	774	985
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	218	209
Furniture and fixture [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	$ 1,092	$ 687